                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY EUROPEAN EQUITY FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended October 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2005

                                           MORGAN
                                          STANLEY
                                          CAPITAL    LIPPER
                                    INTERNATIONAL  EUROPEAN
                                            (MSC)    REGION
                                           EUROPE     FUNDS
CLASS A  CLASS B  CLASS C  CLASS D       INDEX(1)  INDEX(2)
-------  -------  -------  -------  -------------  --------
 14.25%   14.40%   13.38%   14.50%         16.30%    19.99%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

BECAUSE CLASS B SHARES INCURRED LOWER EXPENSES UNDER THE 12b-1 PLAN THAN DID CLASS A SHARES FOR THE FISCAL PERIOD ENDED OCTOBER 31, 2005, THE TOTAL OPERATING EXPENSE RATIO FOR CLASS B SHARES WAS LOWER AND, AS A RESULT, THE PERFORMANCE OF CLASS B SHARES WAS HIGHER THAN THAT OF THE CLASS A SHARES. THERE CAN BE NO ASSURANCE THAT THIS WILL CONTINUE TO OCCUR IN THE FUTURE AS THE MAXIMUM FEES PAYABLE BY CLASS B SHARES UNDER THE 12b-1 PLAN ARE HIGHER THAN THOSE PAYABLE BY CLASS A SHARES.

MARKET CONDITIONS

During the 12 months ended October 31, 2005, European markets posted a robust absolute gain, besting the U.S. stock market by a respectable margin. Although at a somewhat sluggish pace, the European economy grew nonetheless. Export strength was among the key factors driving European economies during the period; demand from Eastern Europe, Asia and the United States fuelled the export-reliant economies of Germany and France, in particular. Toward the end of the reporting period, the European Central Bank signaled that a rise in interest rates could be forthcoming to help keep inflation in check.

On a country basis, France saw a healthy improvement in its housing market, which encouraged consumer spending. In contrast, consumer spending was weak in Germany, hindered by a sour economic climate. Signs of economic contraction disturbed the United Kingdom's stock market, as a cooling real estate market slowed consumer spending, and in turn, the retail sector. Rising unemployment and falling industrial production further added to negative sentiment. The Bank of England implemented an interest rate decrease -- a measure intended to stimulate economic growth -- which heightened investor uncertainty about the economy's current course.

Against this backdrop, European stocks generally performed well during the 12-month period, even as oil prices remained stubbornly high. We attribute this strength to several factors. Among them, while the gap has narrowed somewhat due to Europe's outperformance, relative to U.S. stocks, valuations are still cheaper in Europe. Also, although economic conditions were lethargic or deteriorating within some countries, we note that many leading European companies are global companies that happen to be headquartered in Europe. In other words, they may be less susceptible to local economic turmoil. Additionally, restructuring activities resulted in improved operations and profits, which helped to boost stock returns.

PERFORMANCE ANALYSIS

Morgan Stanley European Equity Fund underperformed the Morgan Stanley Capital International (MSCI) Europe Index and the Lipper European Region Funds Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges.

Due to individual company circumstances, exposure to food retailing, banks and transportation detracted from the Fund's return relative to the MSCI benchmark. Additionally in the banking sector, we avoided Italian banking stocks based on our concerns about the country's lagging economy. However, these stocks appreciated on merger and acquisition speculation, and the Fund did not participate in that rally. The Fund's stock selection in the energy sector also dampened results. While the Fund did maintain some energy positions that performed well, we generally avoided the smaller, more volatile companies. Based on a prudent approach to long-term energy prices, we sought companies that were more likely to weather falling commodity prices.

However, the Fund generated positive results in other areas. Telecommunication services stocks, especially in the United Kingdom and the Netherlands, were a standout for the Fund. Stock selection in insurance companies also boosted results due to the prospect of new business and recent strength in the capital markets. A number of holdings within the materials sector, including chemicals, gasses and mining, benefited from greater demand and other company-specific events. An underweight to the retail sector relative to the MSCI Europe Index served the Fund well. Retail was one of the benchmark index's few negative sectors during the 12-month period, with the UK struggling in particular due to retrenching consumers, profit warnings and business closures. Holdings in semiconductors and utilities also added to the Fund's return.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

  TOP 1O HOLDINGS

  BP PLC                                       4.2%
  Total S.A.                                   4.0
  BNP Paribas S.A.                             3.5
  Morrison (W.M.) Supermarkets PLC             3.5
  Banco Bilbao Vizcaya Argentaria, S.A.        3.4
  Vodafone Group PLC                           3.1
  Novartis AG (Registered Shares)              3.1
  GlaxoSmithKline PLC                          2.9
  Allianz AG (Registered Shares)               2.4
  ENI SpA                                      2.2

  TOP FIVE COUNTRIES

  United Kingdom                               33.3%
  France                                       16.0
  Netherlands                                  11.1
  Germany                                      10.8
  Switzerland                                  10.1

DATA AS OF OCTOBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN EQUITY SECURITIES ISSUED BY ISSUERS LOCATED IN EUROPEAN COUNTRIES. A COMPANY IS CONSIDERED TO BE LOCATED IN EUROPE IF (i) IT IS ORGANIZED UNDER THE LAWS OF A EUROPEAN COUNTRY AND HAS A PRINCIPAL OFFICE IN A EUROPEAN COUNTRY; (ii) IT DERIVES AT LEAST 50 PERCENT OF ITS TOTAL REVENUES FROM BUSINESSES IN EUROPE; OR
(iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A STOCK EXCHANGE IN EUROPE. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE FRANCE, THE UNITED KINGDOM, GERMANY, THE NETHERLANDS, SPAIN, SWEDEN, SWITZERLAND AND ITALY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC

REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                    FUND++    MSCI EUROPE INDEX(1)   LIPPER EUROPEAN REGION FUNDS INDEX(2)
                   --------   --------------------   -------------------------------------
October 31, 1995   $ 10,000         $ 10,000                        $ 10,000
October 31, 1996   $ 12,227         $ 11,747                        $ 11,804
October 31, 1997   $ 14,599         $ 14,799                        $ 14,502
October 31, 1998   $ 16,887         $ 18,212                        $ 16,724
October 31, 1999   $ 19,563         $ 20,492                        $ 19,531
October 31, 2000   $ 21,529         $ 20,685                        $ 22,585
October 31, 2001   $ 16,861         $ 15,959                        $ 16,679
October 31, 2002   $ 14,650         $ 13,744                        $ 14,548
October 31, 2003   $ 16,850         $ 17,065                        $ 18,130
October 31, 2004   $ 19,163         $ 20,801                        $ 22,066
October 31, 2005   $ 21,924         $ 24,191                        $ 26,476

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2005

                        CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES^
                       (SINCE 07/28/97)     (SINCE 06/01/90)     (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                          EUGAX                EUGBX                EUGCX                EUGDX
  1 YEAR                          14.25%(3)            14.40%(3)            13.38%(3)            14.50%(3)
                                   8.25(4)              9.40(4)             12.38(4)                --
  5 YEARS                          0.71(3)              0.36(3)             (0.04)(3)             0.94(3)
                                  (0.37)(4)             0.03(4)             (0.04)(4)               --
  10 YEARS                           --                 8.17(3)                --                   --
                                     --                 8.17(4)                --                   --
  SINCE INCEPTION                  5.43(3)              8.95(3)              4.64(3)              5.81(3)
                                   4.75(4)              8.95(4)              4.64(4)                --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, SWITZERLAND, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 - 10/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   BEGINNING       ENDING       EXPENSES PAID
                                                                 ACCOUNT VALUE  ACCOUNT VALUE  DURING PERIOD *
                                                                 -------------  -------------  ---------------
                                                                                                 05/01/05 -
                                                                   05/01/05       10/31/05        10/31/05
                                                                 -------------  -------------  ---------------
CLASS A
Actual (6.11% return)                                             $  1,000.00    $  1,061.10      $   7.84
Hypothetical (5% annual return before expenses)                   $  1,000.00    $  1,017.59      $   7.68

CLASS B
Actual (6.20% return)                                             $  1,000.00    $  1,062.00      $   7.28
Hypothetical (5% annual return before expenses)                   $  1,000.00    $  1,018.15      $   7.12

CLASS C
Actual (5.79% return)                                             $  1,000.00    $  1,057.90      $  11.72
Hypothetical (5% annual return before expenses)                   $  1,000.00    $  1,013.81      $  11.47

CLASS D
Actual (6.24% return)                                             $  1,000.00    $  1,062.40      $   6.55
Hypothetical (5% annual return before expenses)                   $  1,000.00    $  1,018.85      $   6.41

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.51%, 1.40%, 2.26% AND 1.26% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------
            COMMON STOCKS (99.7%) (a)

            AUSTRIA (2.0%)
            MAJOR BANKS
  120,832   Erste Bank
             der Oesterreichischen
             Sparkassen AG                                  $    6,283,276
                                                            --------------
            MAJOR TELECOMMUNICATIONS
  286,557   Telekom Austria AG                                   5,918,648
                                                            --------------
            TOTAL AUSTRIA                                       12,201,924
                                                            --------------
            FINLAND (2.1%)
            TELECOMMUNICATION EQUIPMENT
  787,711   Nokia Oyj                                           13,219,527
                                                            --------------
            FRANCE (16.0%)
            ELECTRICAL PRODUCTS
   67,046   Schneider Electric S.A.                              5,505,866
                                                            --------------
            GAS DISTRIBUTORS
   44,969   Gaz de France (GDF)                                  1,382,249
                                                            --------------
            INTEGRATED OIL
   97,828   Total S.A.                                          24,637,195
                                                            --------------
            MAJOR BANKS
  285,325   BNP Paribas S.A.                                    21,634,536
                                                            --------------
            MAJOR TELECOMMUNICATIONS
  472,935   France Telecom S.A.                                 12,295,249
                                                            --------------
            MULTI-LINE INSURANCE
  345,491   Axa                                                 10,006,790
                                                            --------------
            PHARMACEUTICALS: MAJOR
  165,984   Sanofi-Aventis                                      13,291,894
                                                            --------------
            REGIONAL BANKS
  318,204   Credit Agricole S.A.                                 9,327,134
                                                            --------------
            TOTAL FRANCE                                        98,080,913
                                                            --------------
            GERMANY (10.8%)
            INDUSTRIAL CONGLOMERATES
  163,446   Siemens AG
             (Registered Shares)                                12,156,673
                                                            --------------
            MAJOR BANKS
  304,084   Commerzbank AG                                  $    7,957,732
  134,731   Deutsche Bank AG
             (Registered Shares)                                12,620,194
                                                            --------------
                                                                20,577,926
                                                            --------------
            MEDICAL/NURSING SERVICES
   77,106   Fresenius Medical Care AG                            6,937,508
                                                            --------------
            MOTOR VEHICLES
  197,637   Bayerische Motoren
             Werke (BMW) AG                                      8,576,801
                                                            --------------
            MULTI-LINE INSURANCE
  103,377   Allianz AG
             (Registered Shares)                                14,602,508
                                                            --------------
            PACKAGED SOFTWARE
   22,096   SAP AG                                               3,778,126
                                                            --------------
            TOTAL GERMANY                                       66,629,542
                                                            --------------
            GREECE (1.5%)
            MAJOR BANKS
  238,441   National Bank of Greece S.A.                         9,312,031
                                                            --------------
            ITALY (4.1%)
            INTEGRATED OIL
  504,786   ENI SpA                                             13,503,155
                                                            --------------
            MAJOR BANKS
1,399,066   Banca Monte dei Paschi
             di Siena SpA                                        6,354,366
                                                            --------------
            MAJOR TELECOMMUNICATIONS
2,287,741   Telecom Italia SpA - RNC                             5,529,848
                                                            --------------
            TOTAL ITALY                                         25,387,369
                                                            --------------
            NETHERLANDS (11.1%)
            AIR FREIGHT/COURIERS
  345,898   TNT NV                                               8,166,037
                                                            --------------
            ELECTRONIC PRODUCTION EQUIPMENT
  618,563   ASML Holding NV*                                    10,461,047
                                                            --------------
            FOOD: SPECIALTY/CANDY
  151,618   Royal Numico NV*                                     6,137,823
                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------
            INTEGRATED OIL
  411,860   Royal Dutch Shell PLC (Class A)                 $   12,701,753
                                                            --------------
            MAJOR TELECOMMUNICATIONS
1,333,606   Koninklijke (Royal) KPN NV                          12,653,419
                                                            --------------
            PUBLISHING: BOOKS/MAGAZINES
  215,278   VNU NV                                               6,844,547
  607,455   Wolters Kluwer NV
             (Share Certificates)                               11,267,817
                                                            --------------
                                                                18,112,364
                                                            --------------
            TOTAL NETHERLANDS                                   68,232,443
                                                            --------------
            SPAIN (4.2%)
            MAJOR BANKS
1,201,951   Banco Bilbao Vizcaya
             Argentaria, S.A.                                   21,181,003
                                                            --------------
            TOBACCO
  106,678   Altadis, S.A.                                        4,526,924
                                                            --------------
            TOTAL SPAIN                                         25,707,927
                                                            --------------
            SWEDEN (4.5%)
            INDUSTRIAL MACHINERY
  293,850   Atlas Copco AB (A Shares)                            5,366,048
  231,952   Sandvik AB                                          11,151,551
                                                            --------------
                                                                16,517,599
                                                            --------------
            MAJOR BANKS
  449,452   ForeningsSparbanken AB                              11,086,905
                                                            --------------
            TOTAL SWEDEN                                        27,604,504
                                                            --------------
            SWITZERLAND (10.1%)
            FINANCIAL CONGLOMERATES
   77,334   UBS AG (Registered Shares)                           6,566,330
                                                            --------------
            INVESTMENT BANKS/BROKERS
  111,700   EFG International*                                   3,210,617
                                                            --------------
            MAJOR BANKS
  209,456   Credit Suisse Group
             (Registered Shares)                                 9,267,839
                                                            --------------
            OTHER CONSUMER SPECIALTIES
  285,495   Compagnie Financiere
             Richemont AG
             (Series A) (Units)+                            $   10,867,641
                                                            --------------
            PHARMACEUTICALS: MAJOR
  351,647   Novartis AG
             (Registered Shares)                                18,920,802
   86,816   Roche Holding AG                                    12,973,664
                                                            --------------
                                                                31,894,466
                                                            --------------
            TOTAL SWITZERLAND                                   61,806,893
                                                            --------------
            UNITED KINGDOM (33.3%)
            CHEMICALS: SPECIALTY
  442,269   BOC Group PLC                                        8,713,837
                                                            --------------
            ELECTRIC UTILITIES
2,489,638   International Power PLC                             10,224,395
                                                            --------------
            FOOD RETAIL
7,409,718   Morrison (W.M.)
             Supermarkets PLC                                   21,445,658
1,714,441   Tesco PLC                                            9,126,801
                                                            --------------
                                                                30,572,459
                                                            --------------
            FOOD: SPECIALTY/CANDY
1,274,240   Cadbury Schweppes PLC                               12,540,822
                                                            --------------
            HOTELS/RESORTS/CRUISELINES
   59,895   Carnival PLC                                         3,038,442
                                                            --------------
            HOUSEHOLD/PERSONAL CARE
  265,536   Reckitt Benckiser PLC                                8,023,717
                                                            --------------
            INTEGRATED OIL
  342,113   BG Group PLC                                         3,001,843
2,319,043   BP PLC                                              25,665,115
                                                            --------------
                                                                28,666,958
                                                            --------------
            LIFE/HEALTH INSURANCE
1,245,869   Prudential PLC                                      10,453,590
                                                            --------------
            MAJOR BANKS
  196,840   Royal Bank of Scotland
             Group PLC                                           5,449,423
  434,601   Standard Chartered PLC                               9,124,075
                                                            --------------
                                                                14,573,498
                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                         VALUE
--------------------------------------------------------------------------
            MEDICAL SPECIALTIES
  391,429   Smith & Nephew PLC                              $    3,311,891
                                                            --------------
            OTHER METALS/MINERALS
  239,266   Anglo American PLC                                   7,068,012
  118,269   Rio Tinto PLC                                        4,517,209
                                                            --------------
                                                                11,585,221
                                                            --------------
            PHARMACEUTICALS: MAJOR
  213,662   AstraZeneca PLC                                      9,588,822
  691,977   GlaxoSmithKline PLC                                 18,001,198
                                                            --------------
                                                                27,590,020
                                                            --------------
            SEMICONDUCTORS
2,001,682   ARM Holdings PLC                                     3,853,483
                                                            --------------
            WIRELESS TELECOMMUNICATIONS
3,392,764   O2 PLC                                              12,350,896
7,242,095   Vodafone Group PLC                                  19,005,462
                                                            --------------
                                                                31,356,358
                                                            --------------
            TOTAL UNITED KINGDOM                               204,504,691
                                                            --------------
            TOTAL COMMON STOCKS
             (COST $490,521,852)                               612,687,764
                                                            --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (0.6%)
            REPURCHASE AGREEMENT
$   3,517   Joint repurchase agreement
             account 4.02% due
             11/01/05 (dated 10/31/05;
             proceeds $3,517,393) (b)
             (COST $3,517,000)                                   3,517,000
                                                            --------------

TOTAL INVESTMENTS
 (COST $494,038,852) (c)                            100.3%     616,204,764
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                        (0.3)      (1,916,778)
                                                    -----   --------------
NET ASSETS                                          100.0%  $  614,287,986
                                                    =====   ==============

----------
     *    NON-INCOME PRODUCING SECURITY.
     + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
     (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $612,687,764 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $497,321,124. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $126,650,492 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,766,852, RESULTING IN NET UNREALIZED APPRECIATION OF $118,883,640.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
SUMMARY OF INVESTMENTS - OCTOBER 31, 2005

                                                  PERCENT OF
INDUSTRY                              VALUE       NET ASSETS
------------------------------------------------------------
Major Banks                       $ 120,271,380      19.6%
Integrated Oil                       79,509,061      13.0
Pharmaceuticals: Major               72,776,380      11.9
Major Telecommunications             36,397,164       5.9
Wireless Telecommunications          31,356,358       5.1
Food Retail                          30,572,459       5.0
Multi-Line Insurance                 24,609,298       4.0
Food: Specialty/Candy                18,678,645       3.0
Publishing: Books/
 Magazines                           18,112,364       2.9
Industrial Machinery                 16,517,599       2.7
Telecommunication
 Equipment                           13,219,527       2.2
Industrial Conglomerates             12,156,673       2.0
Other Metals/Minerals                11,585,221       1.9
Other Consumer
 Specialties                         10,867,641       1.8
Electronic Production
 Equipment                           10,461,047       1.7
Life/Health Insurance             $  10,453,590       1.7%
Electric Utilities                   10,224,395       1.7
Regional Banks                        9,327,134       1.5
Chemicals: Specialty                  8,713,837       1.4
Motor Vehicles                        8,576,801       1.4
Air Freight/Couriers                  8,166,037       1.3
Household/Personal Care               8,023,717       1.3
Medical/Nursing Services              6,937,508       1.1
Financial Conglomerates               6,566,330       1.1
Electrical Products                   5,505,866       0.9
Tobacco                               4,526,924       0.7
Semiconductors                        3,853,483       0.6
Packaged Software                     3,778,126       0.6
Repurchase Agreement                  3,517,000       0.6
Medical Specialties                   3,311,891       0.5
Investment Banks/Brokers              3,210,617       0.5
Hotels/Resorts/Cruiselines            3,038,442       0.5
Gas Distributors                      1,382,249       0.2
                                  -------------     -----
                                  $ 616,204,764     100.3%
                                  =============     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investments in securities, at value (cost $494,038,852)                                 $    616,204,764
Cash (including foreign currency valued at $47,918 with a cost of $47,905)                        48,225
Receivable for:
    Investments sold                                                                          13,902,092
    Foreign withholding taxes reclaimed                                                          421,719
    Dividends                                                                                    125,901
    Capital stock sold                                                                            34,026
Prepaid expenses and other assets                                                                 33,216
Receivable from affiliate                                                                        146,205
                                                                                        ----------------
    TOTAL ASSETS                                                                             630,916,148
                                                                                        ----------------
LIABILITIES:
Payable for:
    Investments purchased                                                                     14,283,208
    Capital stock redeemed                                                                     1,376,799
    Investment advisory fee                                                                      452,370
    Distribution fee                                                                             261,692
    Administration fee                                                                            42,062
    Transfer agent fee                                                                            23,655
Accrued expenses and other payables                                                              188,376
                                                                                        ----------------
    TOTAL LIABILITIES                                                                         16,628,162
                                                                                        ----------------
    NET ASSETS                                                                          $    614,287,986
                                                                                        ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $    628,820,371
Net unrealized appreciation                                                                  122,142,175
Accumulated undistributed net investment income                                                8,943,345
Accumulated net realized loss                                                               (145,617,905)
                                                                                        ----------------
    NET ASSETS                                                                          $    614,287,986
                                                                                        ================
CLASS A SHARES:
Net Assets                                                                              $    407,445,989
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                   23,947,298
    NET ASSET VALUE PER SHARE                                                           $          17.01
                                                                                        ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                     $          17.95
                                                                                        ================
CLASS B SHARES:
Net Assets                                                                              $    187,747,465
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                   11,417,884
    NET ASSET VALUE PER SHARE                                                           $          16.44
                                                                                        ================
CLASS C SHARES:
Net Assets                                                                              $     13,869,817
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                      852,618
    NET ASSET VALUE PER SHARE                                                           $          16.27
                                                                                        ================
CLASS D SHARES:
Net Assets                                                                              $      5,224,715
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                      298,015
    NET ASSET VALUE PER SHARE                                                           $          17.53
                                                                                        ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,989,193 foreign withholding tax)                                   $     18,003,289
Interest                                                                                         166,920
                                                                                        ----------------
    TOTAL INCOME                                                                              18,170,209
                                                                                        ----------------
EXPENSES
Investment advisory fee                                                                        5,910,604
Transfer agent fees and expenses                                                               1,316,464
Distribution fee (Class A shares)                                                                560,122
Distribution fee (Class B shares)                                                                542,658
Distribution fee (Class C shares)                                                                158,467
Administration fee                                                                               552,254
Custodian fees                                                                                   250,271
Shareholder reports and notices                                                                  158,846
Professional fees                                                                                 97,515
Registration fees                                                                                 67,149
Directors' fees and expenses                                                                      15,702
Other                                                                                             54,745
                                                                                        ----------------
    TOTAL EXPENSES                                                                             9,684,797
                                                                                        ----------------
    NET INVESTMENT INCOME                                                                      8,485,412
                                                                                        ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                                   99,246,809
Foreign exchange transactions                                                                    577,922
                                                                                        ----------------
    NET REALIZED GAIN                                                                         99,824,731
                                                                                        ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                  (11,880,537)
Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies                                                             (231,399)
                                                                                        ----------------
    NET DEPRECIATION                                                                         (12,111,936)
                                                                                        ----------------
    NET GAIN                                                                                  87,712,795
                                                                                        ----------------
NET INCREASE                                                                            $     96,198,207
                                                                                        ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE YEAR        FOR THE YEAR
                                                                                             ENDED               ENDED
                                                                                        OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                                        ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                                   $      8,485,412    $      7,812,438
Net realized gain                                                                             99,824,731          90,386,379
Net change in unrealized appreciation/depreciation                                           (12,111,936)         10,372,445
                                                                                        ----------------    ----------------

    NET INCREASE                                                                              96,198,207         108,571,262
                                                                                        ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                                  (104,311)           (125,548)
Class B shares                                                                                (6,500,714)         (2,575,184)
Class C shares                                                                                        --             (13,766)
Class D shares                                                                                   (63,363)           (445,988)
                                                                                        ----------------    ----------------

    TOTAL DIVIDENDS                                                                           (6,668,388)         (3,160,486)
                                                                                        ----------------    ----------------

Net decrease from capital stock transactions                                                (201,412,654)       (234,452,558)
                                                                                        ----------------    ----------------

    NET DECREASE                                                                            (111,882,835)       (129,041,782)

NET ASSETS:
Beginning of period                                                                          726,170,821         855,212,603
                                                                                        ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF $8,943,345
AND $6,548,399, RESPECTIVELY)                                                           $    614,287,986    $    726,170,821
                                                                                        ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley European Equity Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser and Sub-Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.87% to the portion of net assets not exceeding $500 million; 0.82% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $2,364,242 for the year ended October 31, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of October 31, 2005. For the year ended October 31, 2005, the distribution fee was accrued for Class B at the annual rate of 0.12%. At October 31, 2005, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents payments by the Distributor due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $200, $376,244 and $851, respectively and received $28,869 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $435,336,575 and $617,092,506, respectively. Included in the aforementioned transactions are purchases of $375,730 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $6,990. At October 31, 2005, the Fund had an accrued pension liability of $61,694 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSE OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2005, investments in securities of issuers in the United Kingdom and France represented 33.3% and 16.0% respectively of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                                   FOR THE YEAR                          FOR THE YEAR
                                                                      ENDED                                 ENDED
                                                                 OCTOBER 31, 2005                      OCTOBER 31, 2004
                                                        ----------------------------------    ----------------------------------
                                                            SHARES             AMOUNT             SHARES             AMOUNT
                                                        ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                            192,824    $     3,178,345            344,522    $     5,072,788
Conversion from Class B                                      26,755,559        437,439,478                 --                 --
Reinvestment of dividends and distributions                       5,562             91,380              7,674            110,742
Redeemed                                                     (4,024,683)       (66,671,564)          (583,125)        (8,530,247)
                                                        ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                           22,929,262        374,037,639           (230,929)        (3,346,717)
                                                        ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                            592,949          9,365,922          1,239,609         17,507,893
Conversion to Class A                                       (27,720,983)      (437,439,478)                --                 --
Reinvestment of dividends and distributions                     369,059          5,853,268            166,797          2,323,489
Redeemed                                                     (9,205,052)      (145,579,207)       (14,834,405)      (208,156,645)
                                                        ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                     (35,964,027)      (567,799,495)       (13,427,999)      (188,325,263)
                                                        ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                             52,225            814,864            117,097          1,647,604
Reinvestment of dividends and distributions                          --                 --                941             13,081
Redeemed                                                       (378,947)        (5,980,841)          (397,311)        (5,549,360)
                                                        ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                        (326,722)        (5,165,977)          (279,273)        (3,888,675)
                                                        ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                             66,401          1,133,714            128,108          1,938,286
Reinvestment of dividends and distributions                       3,455             58,396              4,805             71,313
Redeemed                                                       (218,157)        (3,676,931)        (2,784,964)       (40,901,502)
                                                        ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                        (148,301)        (2,484,821)        (2,652,051)       (38,891,903)
                                                        ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                        (13,509,788)   $  (201,412,654)       (16,590,252)   $  (234,452,558)
                                                        ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR       FOR THE YEAR
                                                        ENDED              ENDED
                                                  OCTOBER 31, 2005   OCTOBER 31, 2004
                                                  ----------------   ----------------
Ordinary income                                   $      6,668,388   $      3,160,486
                                                  ================   ================

As of October 31, 2005, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                     $      8,965,005
Undistributed long-term gains                                   --
                                                  ----------------
Net accumulated earnings                                 8,965,005
Foreign tax credit pass-through                          1,989,193
Capital loss carryforward*                            (142,335,616)
Temporary differences                                   (2,051,776)
Net unrealized appreciation                            118,900,809
                                                  ----------------
Total accumulated losses                          $    (14,532,385)
                                                  ================

*During the year ended October 31, 2005, the Fund utilized $97,241,854 of its net capital loss carryforward. As of October 31, 2005, the Fund had a net capital loss carryforward of $142,335,616 of which $88,000,677 will expire on October 31, 2010 and $54,334,939 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open forward foreign currency exchange contracts and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $577,922.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                         2005          2004          2003          2002          2001
                                                      ----------    ----------    ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $    14.99    $    13.30    $    11.51    $    13.35    $    20.17
                                                      ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income++                                   0.19          0.11          0.12          0.06          0.07
  Net realized and unrealized gain (loss)                   1.94          1.68          1.67         (1.67)        (3.71)
                                                      ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations              2.13          1.79          1.79         (1.61)        (3.64)
                                                      ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                    (0.11)        (0.10)            -         (0.23)            -
  Net realized gain                                            -             -             -             -         (3.18)
                                                      ----------    ----------    ----------    ----------    ----------

Total dividends and distributions                          (0.11)        (0.10)            -         (0.23)        (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                        $    17.01    $    14.99    $    13.30    $    11.51    $    13.35
                                                      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                              14.25%        13.51%        15.55%       (12.41)%      (21.07)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.47%         1.43%         1.45%         1.38%         1.27%
Net investment income                                       1.16%         0.79%         0.79%         0.41%         0.43%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  407,446    $   15,265    $   16,612    $   18,294    $   22,604
Portfolio turnover rate                                       64%           89%           89%           51%           86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                         2005          2004          2003          2002          2001
                                                      ----------    ----------    ----------    ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $    14.50    $    12.79    $    11.12    $    12.88    $    19.70
                                                      ----------    ----------    ----------    ----------    ----------

Income (loss) from for investment operations:
  Net investment income (loss)++                            0.21          0.13          0.03         (0.05)        (0.06)
  Net realized and unrealized gain (loss)                   1.87          1.62          1.64         (1.62)        (3.58)
                                                      ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations              2.08          1.75          1.67         (1.67)        (3.64)
                                                      ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                    (0.14)        (0.04)            -         (0.09)            -
  Net realized gain                                            -             -             -             -         (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                          (0.14)        (0.04)            -         (0.09)        (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                        $    16.44    $    14.50    $    12.79    $    11.12    $    12.88
                                                      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                              14.40%        13.73%        15.02%       (13.11)%      (21.68)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.34%         1.26%(2)      1.94%(2)      2.15%         2.10%
Net investment income (loss)                                1.29%         0.96%(2)      0.30%(2)     (0.36)%       (0.40)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions                $      188    $      687    $      778    $      870    $    1,335
Portfolio turnover rate                                       64%           89%           89%           51%           86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                           EXPENSE    NET INVESTMENT
                         PERIOD ENDED       RATIO      INCOME RATIO
                       ----------------    -------    --------------
                       OCTOBER 31, 2004     1.82%         0.40%
                       OCTOBER 31, 2003     2.20%         0.04%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                         2005          2004          2003          2002          2001
                                                      ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $    14.35    $    12.74    $    11.11    $    12.85    $    19.67
                                                      ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss)++                            0.07          0.00          0.00         (0.04)        (0.06)
  Net realized and unrealized gain (loss)                   1.85          1.62          1.63         (1.61)        (3.58)
                                                      ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations              1.92          1.62          1.63         (1.65)        (3.64)
                                                      ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                        -         (0.01)            -         (0.09)            -
  Net realized gain                                            -             -             -             -         (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                              -         (0.01)            -         (0.09)        (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                        $    16.27    $    14.35    $    12.74    $    11.11    $    12.85
                                                      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                              13.38%        12.72%        14.67%       (12.98)%      (21.76)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    2.21%         2.19%         2.20%         2.08%         2.10%
Net investment income (loss)                                0.42%         0.03%         0.04%        (0.29)%       (0.40)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $   13,870    $   16,922    $   18,581    $   20,881    $   29,075
Portfolio turnover rate                                       64%           89%           89%           51%           86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                      ------------------------------------------------------------------
                                                         2005          2004          2003          2002          2001
                                                      ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $    15.45    $    13.70    $    11.83    $    13.73    $    20.61
                                                      ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income++                                   0.24          0.20          0.13          0.09          0.10
  Net realized and unrealized gain (loss)                   1.99          1.69          1.74         (1.72)        (3.80)
                                                      ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations              2.23          1.89          1.87         (1.63)        (3.70)
                                                      ----------    ----------    ----------    ----------    ----------

Less dividends and distributions from:
  Net investment income                                    (0.15)        (0.14)            -         (0.27)            -
  Net realized gain                                            -             -             -             -         (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                          (0.15)        (0.14)            -         (0.27)        (3.18)
                                                      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                        $    17.53    $    15.45    $    13.70    $    11.83    $    13.73
                                                      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                              14.50%        13.86%        15.81%       (12.20)%      (20.95)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.22%         1.19%         1.20%         1.15%         1.10%
Net investment income                                       1.41%         1.03%         1.04%         0.64%         0.60%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $    5,225    $    6,896    $   42,454    $   39,716    $   49,539
Portfolio turnover rate                                       64%           89%           89%           51%           86%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley European Equity Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley European Equity Fund Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2005

MORGAN STANLEY EUROPEAN EQUITY FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                TERM OF                                       IN FUND
                                POSITION(S)    OFFICE AND                                     COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS
     INDEPENDENT DIRECTOR       REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY DIRECTOR***      HELD BY DIRECTOR
------------------------------  ------------  ------------  -----------------------------  --------------  -------------------------
Michael Bozic (64)              Director      Since         Private Investor; Director or  197             Director of various
c/o Kramer Levin Naftalis &                   April 1994    Trustee of the Retail Funds                    business organizations.
Frankel LLP                                                 (since April 1994) and the
Counsel to the Independent                                  Institutional Funds (since
Directors                                                   July 2003); formerly Vice
1177 Avenue of the Americas                                 Chairman of Kmart Corporation
New York, NY 10036                                          (December 1998-October
                                                            2000), Chairman and Chief
                                                            Executive Officer of Levitz
                                                            Furniture Corporation
                                                            (November 1995-November
                                                            1998) and President and Chief
                                                            Executive Officer of Hills
                                                            Department Stores (May 1991-
                                                            July 1995); formerly
                                                            variously Chairman, Chief
                                                            Executive Officer, President
                                                            and Chief Operating Officer
                                                            (1987-1991) of the Sears
                                                            Merchandise Group of Sears,
                                                            Roebuck & Co.

Edwin J. Garn (73)              Director      Since         Consultant; Director or        197             Director of Franklin
1031 N. Chartwell Court                       January 1993  Trustee of the Retail Funds                    Covey (time management
Salt Lake City, UT 84103                                    (since January 1993) and the                   systems), BMW Bank of
                                                            Institutional Funds (since                     North America, Inc.
                                                            July 2003); member of the                      (industrial loan
                                                            Utah Regional Advisory Board                   corporation), Escrow Bank
                                                            of Pacific Corp. (utility                      USA (industrial loan
                                                            company); formerly Managing                    corporation), United
                                                            Director of Summit Ventures                    Space Alliance (joint
                                                            LLC (2000-2004) (lobbying and                  venture between Lockheed
                                                            consulting firm); United                       Martin and the Boeing
                                                            States Senator (R-Utah)                        Company) and Nuskin Asia
                                                            (1974-1992) and Chairman,                      Pacific (multilevel
                                                            Senate Banking Committee                       marketing); member of the
                                                            (1980-1986), Mayor of Salt                     board of various civic
                                                            Lake City, Utah (1971-1974),                   and charitable
                                                            Astronaut, Space Shuttle                       organizations.
                                                            Discovery (April 12-19,
                                                            1985), and Vice Chairman,
                                                            Huntsman Corporation
                                                            (chemical company).

Wayne E. Hedien (71)            Director      Since         Retired; Director or Trustee   197             Director of The PMI Group
c/o Kramer Levin Naftalis &                   September     of the Retail Funds (since                     Inc. (private mortgage
Frankel LLP                                   1997          September 1997) and the                        insurance); Trustee and
Counsel to the Independent                                  Institutional Funds (since                     Vice Chairman of The
Directors                                                   July 2003); formerly                           Field Museum of Natural
1177 Avenue of the Americas                                 associated with the Allstate                   History; director of
New York, NY 10036                                          Companies (1966-1994), most                    various other business
                                                            recently as Chairman of The                    and charitable
                                                            Allstate Corporation (March                    organizations.
                                                            1993-December 1994) and
                                                            Chairman and Chief Executive
                                                            Officer of its whollyowned
                                                            subsidiary, Allstate
                                                            Insurance Company (July
                                                            1989-December 1994).

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                TERM OF                                       IN FUND
                                POSITION(S)    OFFICE AND                                     COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS
     INDEPENDENT DIRECTOR       REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY DIRECTOR***      HELD BY DIRECTOR
------------------------------  ------------  ------------  -----------------------------  --------------  -------------------------
Dr. Manuel H. Johnson (56)      Director      Since         Senior Partner, Johnson Smick  197             Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                 July 1991     International, Inc., a                         (home construction);
888 16th Street, NW                                         consulting firm; Chairman of                   Director of KFX Energy;
Suite 740                                                   the Audit Committee and                        Director of RBS Greenwich
Washington, D.C. 20006                                      Director or Trustee of the                     Capital Holdings
                                                            Retail Funds (since July                       (financial holding
                                                            1991) and the Institutional                    company).
                                                            Funds (since July 2003);
                                                            Co-Chairman and a founder of
                                                            the Group of Seven Council
                                                            (G7C), an international
                                                            economic commission; formerly
                                                            Vice Chairman of the Board of
                                                            Governors of the Federal
                                                            Reserve System and Assistant
                                                            Secretary of the U.S.
                                                            Treasury.

Joseph J. Kearns (63)           Director      Since         President, Kearns &            198             Director of Electro Rent
c/o Kearns & Associates LLC                   July 2003     Associates LLC (investment                     Corporation (equipment
PMB754                                                      consulting); Deputy Chairman                   leasing), The Ford Family
23852 Pacific Coast Highway                                 of the Audit Committee and                     Foundation, and the UCLA
Malibu, CA 90265                                            Director or Trustee of the                     Foundation.
                                                            Retail Funds (since July
                                                            2003) and the Institutional
                                                            Funds (since August 1994);
                                                            previously Chairman of the
                                                            Audit Committee of the
                                                            Institutional Funds (October
                                                            2001-July 2003); formerly
                                                            CFO of the J. Paul Getty
                                                            Trust.

Michael E. Nugent (69)          Director      Since         General Partner of Triumph     197
c/o Triumph Capital, L.P.                     July 1991     Capital, L.P., a private
445 Park Avenue                                             investment partnership;
New York, NY 10022                                          Chairman of the Insurance
                                                            Committee and Director or
                                                            Trustee of the Retail Funds
                                                            (since July 1991) and the
                                                            Institutional Funds (since
                                                            July 2001); formerly Vice
                                                            President, Bankers Trust
                                                            Company and BT Capital
                                                            Corporation (1984-1988).

Fergus Reid (73)                Director      Since         Chairman of Lumelite Plastics  198             Trustee and Director of
c/o Lumelite Plastics                         July 2003     Corporation; Chairman of the                   certain investment
Corporation                                                 Governance Committee and                       companies in the JPMorgan
85 Charles Colman Blvd.                                     Director or Trustee of the                     Funds complex managed by
Pawling, NY 12564                                           Retail Funds (since July                       J.P. Morgan Investment
                                                            2003) and the Institutional                    Management Inc.
                                                            Funds (since June 1992).

INTERESTED DIRECTORS:

                                                                                             NUMBER OF
                                                                                             PORTFOLIOS
                                                TERM OF                                       IN FUND
                                POSITION(S)    OFFICE AND                                     COMPLEX
   NAME, AGE AND ADDRESS OF      HELD WITH     LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS
     INDEPENDENT DIRECTOR       REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**      BY DIRECTOR***      HELD BY DIRECTOR
------------------------------  ------------  ------------  -----------------------------  --------------  -------------------------
Charles A. Fiumefreddo (72)     Chairman of   Since         Chairman and Director or       197             None
c/o Morgan Stanley Trust        the Board     July 1991     Trustee of the Retail Funds
Harborside Financial Center,    and Director                (since July 1991) and the
Plaza Two,                                                  Institutional Funds (since
Jersey City, NJ 07311                                       July 2003); formerly Chief
                                                            Executive Officer of the
                                                            Retail Funds (until September
                                                            2002).

James F. Higgins (57)           Director      Since         Director or Trustee of the     197             Director of AXA
c/o Morgan Stanley Trust                      June 2000     Retail Funds (since June                       Financial, Inc. and The
Harborside Financial Center,                                2000) and the Institutional                    Equitable Life Assurance
Plaza Two,                                                  Funds (since July 2003);                       Society of the United
Jersey City, NJ 07311                                       Senior Advisor of Morgan                       States (financial
                                                            Stanley (since August 2000);                   services).
                                                            Director of the Distributor
                                                            and Dean Witter Realty Inc.;
                                                            previously President and
                                                            Chief Operating Officer of
                                                            the Private Client Group of
                                                            Morgan Stanley (May 1999-
                                                            August 2000), and President
                                                            and Chief Operating Officer
                                                            of Individual Securities of
                                                            Morgan Stanley (February
                                                            1997-May 1999).

----------------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
      EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ----------------  ----------------  ----------------------------------------------------------------
Ronald E. Robison (66)          President and     Since May 2003    President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas     Principal                           of funds in the Fund Complex (since May 2003); Managing Director
New York, NY 10020              Executive                           of Morgan Stanley & Co. Incorporated and Morgan Stanley;
                                Officer                             Managing Director and Director of Morgan Stanley Investment
                                                                    Management Inc., Morgan Stanley Distribution Inc. and Morgan
                                                                    Stanley Distributors Inc.; Managing Director, Chief
                                                                    Administrative Officer and Director of Morgan Stanley Investment
                                                                    Advisors Inc. and Morgan Stanley Services Company Inc.; Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust; Director
                                                                    of Morgan Stanley SICAV (since May 2004); President (since
                                                                    September 2005) and Principal Executive Officer (since May 2003)
                                                                    of the Van Kampen Funds; previously, Executive Vice President
                                                                    (July 2003-September 2005) of funds in the Fund Complex and the
                                                                    Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global
                                                                    Operations Officer of Morgan Stanley Investment Management Inc.
                                                                    and Chief Executive Officer and Chairman of Van Kampen Investor
                                                                    Services.

Joseph J. McAlinden (62)        Vice President    Since July 1995   Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                         Adviser and Morgan Stanley Investment Management Inc.; Chief
New York, NY 10020                                                  Investment Officer of the Van Kampen Funds; Vice President of
                                                                    the Institutional Funds (since July 2003) and the Retail Funds
                                                                    (since July 1995).

Barry Fink (50)                 Vice President    Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                       February 1997     December 2000) of Morgan Stanley Investment Management; Managing
New York, NY 10020                                                  Director (since December 2000), Secretary (since February 1997)
                                                                    and Director of the Investment Adviser and the Administrator;
                                                                    Vice President of the Retail Funds; Assistant Secretary of
                                                                    Morgan Stanley DW; Vice President of the Institutional Funds
                                                                    (since July 2003); Managing Director, Secretary and Director of
                                                                    the Distributor; previously Secretary (February 1997-July 2003)
                                                                    and General Counsel (February 1997-April 2004) of the Retail
                                                                    Funds; Vice President and Assistant General Counsel of the
                                                                    Investment Adviser and the Administrator (February 1997-
                                                                    December 2001).

Amy R. Doberman (43)            Vice President    Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                         Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President of
                                                                    the Institutional and Retail Funds (since July 2004); Vice
                                                                    President of the Van Kampen Funds (since August 2004);
                                                                    previously, Managing Director and General Counsel - Americas,
                                                                    UBS Global Asset Management (July 2000-July 2004) and General
                                                                    Counsel, Aeltus Investment Management, Inc. (January 1997-July
                                                                    2000).

Carsten Otto (41)               Chief             Since October     Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas     Compliance        2004              Stanley Investment Management (since October 2004); Executive
New York, NY 10020              Officer                             Director of the Investment Adviser and Morgan Stanley Investment
                                                                    Management Inc.; formerly Assistant Secretary and Assistant
                                                                    General Counsel of the Morgan Stanley Retail Funds.

                                                      TERM OF
                                  POSITION(S)        OFFICE AND
   NAME, AGE AND ADDRESS OF        HELD WITH         LENGTH OF
      EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------  ----------------  ----------------  ----------------------------------------------------------------
Stefanie V. Chang (38)          Vice President    Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Vice President of the Institutional Funds (since December 1997)
                                                                    and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford
                                                                    Chance US LLP).

Francis J. Smith (40)           Treasurer and     Treasurer since   Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust        Chief Financial   July 2003 and     Administration (since December 2001); previously, Vice President
Harborside Financial Center,    Officer           Chief Financial   of the Retail Funds (September 2002-July 2003); Vice President
Plaza Two,                                        Officer since     of the Investment Adviser and the Administrator (August
Jersey City, NJ 07311                             September 2002    2000-November 2001).

Thomas F. Caloia (59)           Vice President    Since July 2003   Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust                                            of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                        Administrator; previously Treasurer of the Retail Funds (April
Plaza Two,                                                          1989-July 2003); formerly First Vice President of the Investment
Jersey City, NJ 07311                                               Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)             Secretary         Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                                         Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Secretary of the Institutional Funds (since June 1999) and the
                                                                    Retail Funds (since July 2003); formerly practiced law with the
                                                                    New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                    Slate, Meagher & Flom LLP.

----------------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2005 FEDERAL TAX NOTICE (UNAUDITED)

        Of the amounts paid by the Fund during the fiscal year ended October 31, 2005 that were reported as ordinary dividends, 100% qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of
        2003.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37908RPT-RA05-01051P-Y10/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                            EUROPEAN EQUITY FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                         REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                 $  40,975                N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                    $     540(2)          $     (2)
                   TAX FEES                              $   7,601(3)          $     (4)
                   ALL OTHER FEES                        $       -             $    -
              TOTAL NON-AUDIT FEES                       $   8,141             $

              TOTAL                                      $  49,116             $

           2004

                                                         REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES                                 $  39,015                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                    $     452(2)          $ 5,067,400(2)
                   TAX FEES                              $   6,084(3)          $   545,053(4)
                   ALL OTHER FEES                        $       -             $         -(5)
              TOTAL NON-AUDIT FEES                       $   6,536             $ 5,612,453

              TOTAL                                      $  45,551             $ 5,612,453

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

   1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.


Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005